Income Taxes - Schedule of Components of Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Deferred tax assets:
Unrealized (gain) loss on unrealized commodity derivatives		$ 0	$ 1,539
Cost depletion		0	312
Statutory depletion carryover		606	0
Federal net operating loss carryforward		2,513	0
State net operating loss carryforward		251	0
Interest expense limitation/carryover		3,357	0
Other		197	2
Total deferred tax assets	$ 27,300	6,924	1,853
Deferred tax liabilities:
Financial basis of natural gas and oil mineral interests in excess of tax basis		27,922	0
Unrealized (gain) loss on commodity derivatives		169	0
Other		152
Total deferred tax liabilities		28,243	0
Valuation allowance		(10)	(1,853)
Net deferred tax assets (liabilities)	$ 0	$ (21,329)	$ 0